U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24F-2
                    Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2


1.  Name and address of issuer:

Pacific Funds Series Trust
700 Newport Center Drive
Newport Beach, California  92660-6397

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

    Pacific Funds Portfolio Optimization Conservative
    Pacific Funds Portfolio Optimization Moderate-Conservative
    Pacific Funds Portfolio Optimization Moderate
    Pacific Funds Portfolio Optimization Growth
    Pacific Funds Portfolio Optimization Aggressive-Growth
    Pacific Funds Ultra Short Income
    Pacific Funds Short Duration Income
    Pacific Funds Core Income
    Pacific Funds Strategic Income
    Pacific Funds Floating Rate Income
    Pacific Funds High Income
    Pacific Funds Diversified Income
    Pacific Funds ESG Core Bond
    Pacific Funds Large-Cap
    Pacific Funds Large-Cap Value
    Pacific Funds Small/Mid-Cap
    Pacific Funds Small-Cap
    Pacific Funds Small-Cap Value
    Pacific Funds Small-Cap Growth
    PF Inflation Managed Fund
    PF Managed Bond Fund
    PF Short Duration Bond Fund
    PF Emerging Markets Debt Fund
    PF Growth Fund
    PF Large-Cap Value Fund
    PF Mid-Cap Equity Fund
    PF Small-Cap Growth Fund
    PF Small-Cap Value Fund
    PF Emerging Markets Fund
    PF International Large-Cap Fund
    PF International Small-Cap Fund
    PF International Value Fund
    PF Multi-Asset Fund
    PF Real Estate Fund

3.  Investment Company Act File Number: 811-10385

    Securities Act File Number:         333-61366

4.  (a)  Last day of fiscal year for which this Form is filed: March 31,2021

    (b)  Check box if this Form is being filed late (i.e., more than 90
    calendar days after the end of the Issuer's fiscal year).   [   ]

    (c)  Check box if this is the last time the issuer will be filing
    this form.   [   ]

5.  Calculation of registration fee:

    (i) Aggregate sale price of securities sold during
    the fiscal year pursuant to section 24(f):            $1,463,075,213

    (ii) Aggregate price of securities
    redeemed or repurchased during the
    fiscal year:                             $753,025,123

    (iii) Aggregate price of securities
    redeemed or repurchased during any
    prior fiscal year ending no earlier
    than October 11, 1995 that were not
    previously used to reduce registration
    fees payable to the Commission:          $404,950,327

    (iv) Total available redemption credits [add
    items 5(ii) and 5(iii):                              - $1,157,975,450

    (v) Net sales - if item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item(i)]:         $305,099,763

    (vi) Redemption credits available for
    use in future years - if Item 5(i) is
    less than Item 5(iv) [subtract Item
    5(iv) from Item 5(i)]:                   $0

    (vii) Multiplier for determining registration fee:    x 0.0001091

    (viii) Registration fee due [multiply Item 5(v) by
    Item 5(vii)]:                                         = $33,286.38

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A

    If there is a number of shares or other
    units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                                          + $0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          = $33,286.38

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: June xx, 2021

    CIK Number designated to receive payment: 0001137761


    Method of Delivery:

    [ X ]   Wire Transfer
    [   ]   Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:     /s/Bonnie Boyle
        Bonnie Boyle
        Vice President and Assistant Treasurer

Date:   June 17, 2021